Deferred Income Tax Assets/Liabilities - Summary of Expiration Dates of Tax Loss Carry-forwards (Detail) $ in Thousands	Dec. 31, 2023 ARS ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	$ 19,735,495
Deferred Tax Assets	4,941,356
2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	277,188
2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	800,718
2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	5,841,142
2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	12,518,409
2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	298,038
Charged to Income | 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	69,298
Charged to Income | 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	200,179
Charged to Income | 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	1,460,287
Charged to Income | 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	3,129,601
Charged to Income | 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	$ 81,991